Finance Expense (Detail) (USD $) In Millions, unless otherwise specified	6 Months Ended	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2012	Dec. 31, 2011	Jun. 30, 2010
Component of Other Expense, Nonoperating [Line Items]
Related parties	$ (6.9)		$ (0.7)	$ (25.2)
Interest expense-other	(1.0)	(14.5)	(1.3)	(2.0)
Finance expense	$ (7.9)	$ (14.5)	$ (2.0)	$ (27.2)